UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $585,104 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    67170  2356835 SH       SOLE                  2356835        0        0
AMERIPRISE FINL INC            COM              03076C106    49858  2134320 SH       SOLE                  2134320        0        0
AMERIPRISE FINL INC            COM              03076C106     8176   350000 SH  CALL SOLE                   350000        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    32772   919000 SH       SOLE                   919000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    49011  1729992 SH       SOLE                  1729992        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    15081  1202656 SH       SOLE                  1202656        0        0
CALPINE CORP                   COM NEW          131347304     3640   500000 SH       SOLE                   500000        0        0
COMMSCOPE INC                  COM              203372107    21385  1376120 SH       SOLE                  1376120        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     5760  2250000 SH       SOLE                  2250000        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139     6430   275000 SH       SOLE                   275000        0        0
GOOGLE INC                     CL A             38259P508    15383    50000 SH       SOLE                    50000        0        0
HEWLETT PACKARD CO             COM              428236103    55991  1542877 SH       SOLE                  1542877        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    15819  1908220 SH       SOLE                  1908220        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      891  2545850 SH       SOLE                  2545850        0        0
MASTERCARD INC                 CL A             57636Q104    11378    79603 SH       SOLE                    79603        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7989   326900 SH       SOLE                   326900        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    13700  1000000 SH       SOLE                  1000000        0        0
PRECISION CASTPARTS CORP       COM              740189105    20537   345283 SH       SOLE                   345283        0        0
PROSHARES TR                   COM              74347R552    12678   250000 SH  CALL SOLE                   250000        0        0
QUALCOMM INC                   COM              747525103    37622  1050000 SH       SOLE                  1050000        0        0
REPUBLIC SVCS INC              COM              760759100    24790  1000000 SH       SOLE                  1000000        0        0
SERVICE CORP INTL              COM              817565104     8996  1810000 SH       SOLE                  1810000        0        0
VERISIGN INC                   COM              92343E102    28788  1508800 SH       SOLE                  1508800        0        0
WALTER INDS INC                COM              93317Q105     7704   440000 SH       SOLE                   440000        0        0
WENDYS ARBYS GROUP INC         COM              950587105    32339  6546441 SH       SOLE                  6546441        0        0
XL CAP LTD                     CL A             G98255105    31216  8436777 SH       SOLE                  8436777        0        0